Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HIGH YIELD TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEDERATED HIGH YIELD TRUST

A Portfolio of Federated High Yield Trust

CLASS A SHARES (TICKER FHYAX)
CLASS C SHARES (TICKER FHYCX)
INSTITUTIONAL SHARES (TICKER FHTIX)
SERVICE SHARES (TICKER FHYTX)
CLASS R6 SHARES (TICKER FHYLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED APRIL 30, 2018

On May 16, 2019, the Board of Trustees of Federated High Yield Trust, (the “Fund”) approved the elimination of the Fund's 2.00% redemption fee effective June 30, 2019.

Under the heading entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C), Institutional Shares (IS), Service Shares (SS) and R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 19 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	C	IS	SS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	0.00%[1]	0.75%	None	None	None
Other Expenses	0.53%	0.49%	0.26%	0.50%	0.16%
Total Annual Fund Operating Expenses	1.13%	1.84%	0.86%	1.10%	0.76%
Fee Waivers and/or Expense Reimbursements[2]	(0.15)%	(0.03)%	(0.13)%	(0.12)%	(0.04)%
Shareholder Fees (fees paid directly from your investment)	A	C	IS	SS	R6
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.98%	1.81%	0.73%	0.98%	0.72%
1	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
2	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 17, 2019, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.80%, 0.72%, 0.97% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$560	$793	$1,044	$1,763
Expenses assuming no redemption	$560	$793	$1,044	$1,763
C:
Expenses assuming redemption	$287	$579	$ 995	$2,159
Expenses assuming no redemption	$187	$579	$ 995	$2,159
IS:
Expenses assuming redemption	$ 88	$274	$ 477	$1,061
Expenses assuming no redemption	$ 88	$274	$ 477	$1,061
SS:
Expenses assuming redemption	$112	$350	$ 606	$1,340
Expenses assuming no redemption	$112	$350	$ 606	$1,340
R6:
Expenses assuming redemption	$ 78	$243	$ 422	$ 942
Expenses assuming no redemption	$ 78	$243	$ 422	$ 942

FEDERATED HIGH YIELD TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEDERATED HIGH YIELD TRUST

A Portfolio of Federated High Yield Trust

CLASS A SHARES (TICKER FHYAX)
CLASS C SHARES (TICKER FHYCX)
INSTITUTIONAL SHARES (TICKER FHTIX)
SERVICE SHARES (TICKER FHYTX)
CLASS R6 SHARES (TICKER FHYLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED APRIL 30, 2018

On May 16, 2019, the Board of Trustees of Federated High Yield Trust, (the “Fund”) approved the elimination of the Fund's 2.00% redemption fee effective June 30, 2019.

Under the heading entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C), Institutional Shares (IS), Service Shares (SS) and R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 19 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	C	IS	SS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	0.00%[1]	0.75%	None	None	None
Other Expenses	0.53%	0.49%	0.26%	0.50%	0.16%
Total Annual Fund Operating Expenses	1.13%	1.84%	0.86%	1.10%	0.76%
Fee Waivers and/or Expense Reimbursements[2]	(0.15)%	(0.03)%	(0.13)%	(0.12)%	(0.04)%
Shareholder Fees (fees paid directly from your investment)	A	C	IS	SS	R6
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.98%	1.81%	0.73%	0.98%	0.72%
1	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
2	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 17, 2019, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.80%, 0.72%, 0.97% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$560	$793	$1,044	$1,763
Expenses assuming no redemption	$560	$793	$1,044	$1,763
C:
Expenses assuming redemption	$287	$579	$ 995	$2,159
Expenses assuming no redemption	$187	$579	$ 995	$2,159
IS:
Expenses assuming redemption	$ 88	$274	$ 477	$1,061
Expenses assuming no redemption	$ 88	$274	$ 477	$1,061
SS:
Expenses assuming redemption	$112	$350	$ 606	$1,340
Expenses assuming no redemption	$112	$350	$ 606	$1,340
R6:
Expenses assuming redemption	$ 78	$243	$ 422	$ 942
Expenses assuming no redemption	$ 78	$243	$ 422	$ 942